Plan Description	12 Months Ended
Dec. 31, 2025
EBP Zoetis Savings Plan
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The Zoetis Savings Plan (the Plan) is a defined contribution retirement plan. Participation in the Plan is open to eligible employees of Zoetis Inc. (Zoetis, the Plan Sponsor or the Company) or an affiliate which has, with the consent of the Plan Sponsor, adopted the Plan (Participating Employers) and who are included within a group or class designated by the Plan Sponsor as set forth in the Plan document.
The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA) and the Internal Revenue Code of 1986, as amended (the Code). The Plan is designed to meet ERISA’s reporting and disclosure and fiduciary responsibility requirements, as well as the minimum standards for participation and vesting.
The following is a general description of certain provisions of the Plan. Participants should refer to the Plan document for more detailed and complete information.
Plan Administration
The Plan is administered by the Zoetis Savings Plan Committee, which was appointed by the Chief Human Resources Officer of Zoetis pursuant to a delegation of authority by the Zoetis Board of Directors. The investment fiduciary function is also governed by the Zoetis Savings Plan Committee, and the Company has retained a consultant to perform investment consulting services for the Plan and qualifies as a party-in-interest. Bank of America is the Plan’s recordkeeper and trustee and is a party-in-interest to the Plan.
Administrative Costs
In general, the Plan or the Plan Sponsor and Plan participants both share in the costs and expenses of administering the Plan. All other administrative fees and expenses are paid for by the Plan or the Plan Sponsor.
Eligibility
Generally, all U.S.-based full-time employees of the Company, except (1) certain employees who are covered by a collective bargaining agreement and have not negotiated to participate in the Plan, (2) certain employees who are employed by a unit not designated for participation in the Plan, or (3) certain employees who are otherwise eligible for another Company-sponsored savings plan, are eligible to enroll in the Plan on their date of hire.
Newly eligible participants who do not affirmatively enroll in the Plan within 30 days of hire or transfer into eligible employment are automatically enrolled at a 5% pre-tax contribution rate. Employees may elect to opt-out of the Plan at any time.
Unless otherwise directed by the plan participants, contributions are invested in the Plan’s default investment fund option, which is generally the Vanguard Target Retirement Fund, based on the participant’s retirement eligibility date.
Contributions
Participants may elect to make contributions of up to 30% of eligible compensation on a pre-tax basis and up to 30% of eligible compensation on a Roth 401(k) or after-tax basis. Total contributions may not be greater than 60% of eligible compensation and are subject to certain restrictions under the Code. For all participants, contributions of up to 5% of eligible compensation are matched 100% by the Company. Participant contributions in excess of 5% are not matched.
The Plan Sponsor may, in its sole discretion, also make a profit-sharing contribution of up to 8% of each participant’s eligible compensation, as defined by the Plan. Participants are eligible to receive a profit-sharing contribution if they are employed on the last day of the Plan year or die, become disabled (while an employee) or terminate employment after attaining age 55 during the Plan year. In March 2026, the Company made a profit-sharing contribution for plan year 2025 in the amount of approximately $37.8 million. In March 2025, the Company made a profit-sharing contribution for plan year 2024 in the amount of approximately $39.9 million.
Participant Accounts and Vesting
Each participant's account is credited with the participant's contributions, the Company's matching and profit-sharing contributions, and the participant's respective share of Plan earnings and is charged with the participant's withdrawals and distributions, and the participant's respective share of Plan losses. Participants are immediately vested in the full value of their account (i.e., participant's and Company's matching contributions) other than the profit-sharing contribution.
All participants will vest in the Company’s profit-sharing contribution as follows:

Years of Service	Percentage Vested

Under 1 year	—%
1 year	20%
2 years	40%
3 years	60%
4 years	80%
5 years	100%
Forfeited balances of terminated participants’ nonvested accounts are used to reduce future employer contributions. Forfeitures used to reduce employer contributions were $1.6 million for the year ended December 31, 2025 and $1.2 million for the year ended December 31, 2024. Forfeited nonvested accounts available to reduce future employer contributions totaled $0.8 million at December 31, 2025 and $0.6 million at December 31, 2024.
Rollovers into Plan
Participants may elect to roll over one or more account balances from qualified plans.
Investment Options
Participants can elect to invest amounts credited to their account in any of the investment funds offered by the Plan and transfer amounts between these funds at any time during the year.
Each participant in the Plan elects to have his or her contributions invested in any one or combination of investment funds in the Plan.
Contributions made by participants may be invested into a self-directed brokerage account.
Notes Receivable from Participants
Plan participants are permitted to borrow against their account balances. The minimum amount a participant may borrow is $1,000 and the maximum amount is the lesser of 50% of the account balance reduced by any current outstanding loan balance, or $50,000, reduced by the highest outstanding loan balance in the preceding 12 months.
Under the terms of the Plan, loans must be repaid pursuant to a fixed payment schedule within five years, unless the funds are used to purchase a primary residence or other payment terms that were established in a plan subsequently merged into the Plan. Primary residence loans must be repaid within ten years. However, certain primary residence loans existed prior to June 20, 2013, and may have longer repayment terms as they were processed under the rules of the prior plan. The interest rate on all loans is based on the prime rate at the date of loan issuance plus 2%. At December 31, 2025, interest rates on outstanding loans ranged from 3.25% to 10.5% with maturities ranging from 2026 to 2035. At December 31, 2024, interest rates on outstanding loans ranged from 3.25% to 10.5% with maturities ranging from 2025 to 2035.
Interest paid by the participant is credited to the participant's account. Interest income from notes receivable from participants is recorded by the trustee as earned in the participant funds in the same proportion as the original loan issuance. Repayments may not necessarily be made to the same fund from which the amounts were borrowed. Repayments are credited to the applicable funds based on the participant’s investment elections at the time of repayment.
In the event of termination, participants will have 90 days to repay the loan before the loan is considered taxable to the participant. An additional 10% penalty tax may also apply.
Benefit Payments
Upon separation from service, retirement or disability, a participant whose account balance is greater than $1,000 is entitled to receive the full value of the account balance or defer payment to a later date, subject to receiving minimum required distributions starting at age 73 for those who attained age 73 after January 1, 2023. A participant whose account balance is $1,000 or less will receive his or her account balance upon termination. In the event of a participant's death, a spouse beneficiary generally may elect a lump sum payment or defer payment until a later date, but not beyond the year in which the participant would have reached age 73 for those who attained age 73 after January 1, 2023. A non-spouse beneficiary generally may defer payment until December 31 of the year following the date of the participant's death.
In-Service Withdrawals
Participants in the Plan may make in-service withdrawals after reaching the age of 59½ or hardship withdrawals from their account balances subject to the provisions of the Plan.
Plan Termination
The Plan Sponsor expects to continue the Plan indefinitely, but reserves the right to amend, suspend or discontinue it in whole or in part at any time by action of the Plan Sponsor's Board of Directors or its authorized designee. In the event of termination of the Plan, each participant shall be entitled to the full value of his or her account balance as though he or she had retired as of the date of such termination. No part of the invested assets established pursuant to the Plan will at any time revert to the Company, except as otherwise permitted under ERISA.